SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details)	12 Months Ended
Dec. 31, 2025 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	411,982,011
Changes in number of shares outstanding
Converted from options	129,686
Converted from RSUs	1,741,736
Converted from preferred shares into subordinate voting shares (in shares)	875,022
Repurchased and cancelled	43,741,452
Number of shares outstanding at end of period (in shares)	370,987,003
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	381,570,455
Changes in number of shares outstanding
Converted from options	129,686
Converted from RSUs	1,741,736
Converted from preferred shares into subordinate voting shares (in shares)	6,409,887
Repurchased and cancelled	43,741,452
Number of shares outstanding at end of period (in shares)	346,110,312
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	11,812,964
Changes in number of shares outstanding
Converted from options	0
Converted from RSUs	0
Converted from preferred shares into subordinate voting shares (in shares)	0
Repurchased and cancelled	0
Number of shares outstanding at end of period (in shares)	11,812,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	18,598,592
Changes in number of shares outstanding
Converted from options	0
Converted from RSUs	0
Converted from preferred shares into subordinate voting shares (in shares)	(5,534,865)
Repurchased and cancelled	0
Number of shares outstanding at end of period (in shares)	13,063,727